Long-term Debt (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Long-term debt, weighted average interest rate, at point in time	8.21%	5.41%	5.04%
Long Term Debt and Promissory Note [Member]
Short-Term Debt [Line Items]
Interest expense on long-term debt and promissory note	$ 5,552	$ 4,148	$ 2,963